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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                         Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Cash Reserves Fund

 Schedule of Investments 9/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CORPORATE BONDS - 0.5%

 Banks - 0.4%

 Diversified Banks - 0.4%

 1,300,000

 0.94

 Royal Bank of Canada, Floating Rate Note, 10/30/14

 $

 1,300,743

 Total Banks

 $

 1,300,743

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 300,000

 International Business Machines Corp., 0.55%, 2/6/15

 $

 300,333

 Total Software & Services

 $

 300,333

 TOTAL CORPORATE BONDS

 (Cost $1,601,076)

 $

 1,601,076

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.9%

 330,000

 0.25

 Federal Farm Credit Banks, Floating Rate Note, 1/20/15

 $

 330,102

 500,000

 0.25

 Federal Farm Credit Banks, Floating Rate Note, 1/26/15

 500,307

 1,000,000

 0.16

 Federal Farm Credit Banks, Floating Rate Note, 10/23/14

 1,000,031

 2,000,000

 0.16

 Federal Farm Credit Banks, Floating Rate Note, 10/24/14

 2,000,166

 325,000

 0.15

 Federal Farm Credit Banks, Floating Rate Note, 10/26/15

 325,070

 865,000

 0.18

 Federal Farm Credit Banks, Floating Rate Note, 3/20/15

 865,330

 3,125,000

 0.29

 Federal Farm Credit Banks, Floating Rate Note, 3/23/15

 3,128,197

 315,000

 0.22

 Federal Farm Credit Banks, Floating Rate Note, 3/4/15

 315,120

 800,000

 0.08

 Federal Farm Credit Banks, Floating Rate Note, 3/9/15

 800,000

 1,630,000

 0.17

 Federal Farm Credit Banks, Floating Rate Note, 9/18/15

 1,631,234

 3,000,000

 Federal Home Loan Banks, 0.21%, 11/7/14

 3,000,552

 325,000

 Federal Home Loan Banks, 0.25%, 8/27/15

 325,000

 1,000,000

 Federal Home Loan Banks, 1.25%, 12/12/14

 1,002,382

 1,500,000

 0.10

 Federal Home Loan Banks, Floating Rate Note, 2/11/15

 1,499,973

 650,000

 0.10

 Federal Home Loan Banks, Floating Rate Note, 3/20/15

 649,983

 2,000,000

 Federal Home Loan Mortgage Corp., 0.75%, 11/25/14

 2,002,189

 2,500,000

 Federal Home Loan Mortgage Corp., 2.52%, 12/9/14

 2,511,718

 950,000

 0.39

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/7/14

 950,045

 5,850,000

 0.16

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/5/14

 5,850,687

 3,085,000

 Federal National Mortgage Association, 0.625%, 10/30/14

 3,086,379

 1,000,000

 Federal National Mortgage Association, 2.625%, 11/20/14

 1,003,413

 1,013,000

 0.16

 Federal National Mortgage Association, Floating Rate Note, 1/20/15

 1,013,218

 365,000

 0.35

 Federal National Mortgage Association, Floating Rate Note, 1/27/15

 365,310

 510,000

 0.38

 Federal National Mortgage Association, Floating Rate Note, 10/27/14

 510,107

 400,000

 0.47

 Federal National Mortgage Association, Floating Rate Note, 11/21/14

 400,207

 3,085,000

 U.S. Treasury Bills, 1/2/15 (c)

 3,084,722

 3,085,000

 U.S. Treasury Bills, 1/8/15 (c)

 3,084,624

 5,600,000

 U.S. Treasury Bills, 10/9/14 (c)

 5,599,988

 1,800,000

 U.S. Treasury Bills, 12/26/14 (c)

 1,799,783

 325,000

 U.S. Treasury Bills, 4/2/15 (c)

 324,955

 4,625,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 0.085%, 7/31/16

 4,627,321

 10,000,000

 0.06

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 10,000,285

 1,625,000

 0.08

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 1,625,645

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $65,214,043)

 $

 65,214,043

 MUNICIPAL BONDS - 43.7%

 Municipal Airport - 0.6%

 1,900,000

 0.04

 Metropolitan Washington Airports Authority, Floating Rate Note, 10/1/39

 $

 1,900,000

 Municipal Development - 6.5%

 15,350,000

 0.03

 Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38

 $

 15,350,000

 2,785,000

 0.01

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 2,785,000

 1,300,000

 0.03

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 1,300,000

 1,960,000

 0.01

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 1,960,000

 $

 21,395,000

 Municipal Education - 1.0%

 3,235,000

 0.13

 Illinois Finance Authority, Floating Rate Note, 9/1/41

 $

 3,235,000

 Municipal Higher Education - 20.7%

 11,500,000

 0.03

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 $

 11,500,000

 2,280,000

 0.03

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 2,280,000

 6,400,000

 0.04

 District of Columbia, Floating Rate Note, 4/1/41

 6,400,000

 6,065,000

 0.04

 District of Columbia, Floating Rate Note, 4/1/41

 6,065,000

 14,565,000

 0.03

 Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36

 14,565,000

 6,000,000

 0.01

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 7/1/39

 6,000,000

 7,875,000

 0.03

 Permanent University Fund, Floating Rate Note, 7/1/37

 7,875,000

 6,965,000

 0.03

 The University of Texas System, Floating Rate Note, 8/1/34

 6,965,000

 6,500,000

 0.03

 University of Michigan, Floating Rate Note, 12/1/29

 6,500,000

 $

 68,150,000

 Municipal Medical - 14.9%

 5,600,000

 0.04

 City of Minneapolis MN , Floating Rate Note, 11/15/34

 $

 5,600,000

 10,000,000

 0.02

 Geisinger Authority, Floating Rate Note, 8/1/22

 10,000,000

 3,185,000

 0.03

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 3,185,000

 1,220,000

 0.03

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 1,220,000

 15,070,000

 0.03

 Loudoun County Economic Development Authority, Floating Rate Note, 2/15/38

 15,070,000

 5,000,000

 0.03

 Massachusetts Development Finance Agency, Floating Rate Note, 7/1/46

 5,000,000

 2,000,000

 0.02

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49

 2,000,000

 800,000

 0.03

 Oregon State Facilities Authority, Floating Rate Note, 8/1/34

 800,000

 5,035,000

 0.03

 The Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26

 5,035,000

 1,100,000

 0.03

 University of Wisconsin Hospitals & Clinics Authority, Floating Rate Note, 4/1/29

 1,100,000

 $

 49,010,000

 TOTAL MUNICIPAL BONDS

 (Cost $143,690,000)

 $

 143,690,000

 TEMPORARY CASH INVESTMENTS - 27.3%

 Commercial Papers - 12.8%

 2,000,000

 DNB Bank ASA, 0.16%, 11/3/14

 $

 2,000,055

 3,125,000

 Électricité de France S.A, 10/27/14 (c)

 3,124,819

 435,000

 GDF SUEZ S.A., 10/8/14 (c)

 434,990

 16,295,000

 Prudential Financial, Inc., 10/1/14 (c)

 16,295,000

 3,250,000

 0.41

 Svenska Handelsbanken New York NY, Floating Rate Note, 10/6/14

 3,250,120

 300,000

 0.40

 Svenska Handelsbanken New York NY, Floating Rate Note, 12/19/14

 300,119

 3,090,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 10/1/14 (c)

 3,090,000

 250,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 10/17/14 (c)

 249,983

 3,125,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 10/7/14 (c)

 3,124,953

 1,620,000

 International Business Machines Corp., 10/1/14 (c )

 1,620,000

 1,620,000

 The National Rural Utilities Cooperative Finance Corp., 10/2/14 (c)

 1,619,996

 1,625,000

 The National Rural Utilities Cooperative Finance Corp., 10/9/14 (c)

 1,624,971

 2,500,000

 Toyota Motor Credit Corp., 10/3/14 (c)

 2,499,993

 3,000,000

 0.20

 Wells Fargo Bank NA, Floating Rate Note, 2/20/15

 3,000,256

 $

 42,235,255

 Repurchase Agreements - 14.5%

 16,295,000

 Bank of Nova Scotia, 0.05%, $16,295,000 dated 9/30/14 plus accrued interest on 10/1/14 collateralized by the following:

 $15,431,330 Federal National Mortgage Association, 3.5-4.5%, 12/1/25-10/1/44

 $1,189,570 Government National Mortgage Association II, 4.0%, 10/20/43

 $

 16,295,000

 16,295,000

 RBC Capital Markets LLC, 0.04%, $16,295,000 dated 9/30/14 plus accrued interest on 10/1/14 collateralized by the following:

 $3,483,185 Freddit Mac Giant, 4.0%, 6/1/44

 $2,145,861 Federal National Mortgage Association (ARM), 1.839 - 1.987% , 1/1/36 - 8/1/43

 $1,189,570 Federal National Mortgage Association, 3.0 - 4.0%, 2/1/41 - 4/1/44

 16,295,000

 15,000,000

 TD Securities USA LLC, 0.02%, $15,000,000 dated 9/30/14 plus accrued interest on 10/1/14 collateralized by the following:

 $15,255,379 Freddit Mac Giant, 4.0%, 7/1/44

 $44,622 Federal National Mortgage Association, 4.0%, 10/1/43

 15,000,000

 $

 47,590,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $89,825,255)

 $

 89,825,255

 TOTAL INVESTMENT IN SECURITIES - 91.4%

 (Cost $300,330,374) (a)

 $

 300,330,374

 OTHER ASSETS & LIABILITIES - 8.6%

 $

 28,333,458

 TOTAL NET ASSETS - 100.0%

 $

 328,663,832

 NR

 Not rated by either S&P or Moody's.

 (a)

 At September 30, 2014, cost for federal income tax purposes was $300,330,374.

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
1,601,076

$
-

$
1,601,076

 U.S. Government and Agency Obligations

-

65,214,043

-

65,214,043

 Municipal Bonds

-

143,690,000

-

143,690,000

 Commercial Paper

-

42,235,255

-

42,235,255

 Repurchase Agreements

-

47,590,000

-

47,590,000

 Total

$
-

$
300,330,374

$
-

$
300,330,374

 During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.